CAPITAL STOCK - Number of Stock Options and Weighted-average Exercise Prices (Detail) - $ / shares	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Options
Outstanding, beginning of year (in shares)	7,429,262	9,056,493
Granted (in shares)	983,750	961,250	1,106,075
Exercised (in shares)	(953,940)	(2,414,697)	(2,258,598)
Forfeited (in shares)	(134,991)	(173,784)	(235,644)
Outstanding, end of year (in shares)	7,324,081	7,429,262	9,056,493
Exercisable, end of year (in shares)	5,146,400	5,310,381	5,515,617
Price
Outstanding, beginning of year (USD per share)	$ 61.69	$ 56.90	$ 52.47
Granted (USD per share)	95.18	79.72	70.66
Exercised (USD per share)	54.02	50.75	43.07
Forfeited (USD per share)	85.01	80.97	68.48
Outstanding, end of year (USD per share)	67.01	61.69	56.90
Exercisable, end of year (USD per share)	$ 59.81	$ 57.10	$ 52.97